7. STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation Tables
Weighted average assumptions of Stock Option

The weighted average assumptions used for each of the years ended December 31, are as follows:

	2012	2011
Expected dividend yield	0%	0%
Risk-free interest rate	1.63%	1.64%
Expected volatility	113%	115%
Expected option life (in years)	8.41	8.41

Options outstanding
	Option Price
Expiry Date	Per Share	Number
December 21, 2021	0.84	3,450,000
December 21, 2014	0.84	500,000
June 21, 2022	0.20	1,000,000
	0.71	4,950,000

The following table summarizes the options outstanding as at December 31, 2012:

	Option Price
Expiry Date	Per Share	Number
December 21, 2021	0.84	3,450,000
December 21, 2014	0.84	500,000
June 21, 2022	0.20	1,000,000
	0.71	4,950,000

Stock options Activity
	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		$		$

Outstanding, December 31, 2010	-	-	-	-

Options granted	3,950,000	0.84	-	-
Outstanding, December 31, 2011	3,950,000	0.84	8.08	869,000

Options granted	1,000,000	0.20	9.48	-
Outstanding, December 31, 2012	4,950,000	0.71	8.37	10,000
Outstanding, March 31, 2013	4,950,000	0.71	8.12	-
Exercisable, March 31, 2013	3,462,500	0.75	7.94	-

The following table summarizes the continuity of the Company’s stock options:

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
			$	$

Outstanding, December 31, 2010	-	-	-	-

Options granted	3,950,000	0.84	-
Outstanding, December 31, 2011	3,950,000	0.84	8.08	869,000

Options granted	1,000,000	0.20	9.48
Outstanding, December 31, 2012	4,950,000	0.71	8.37	10,000
Exercisable, December 31, 2012	3,212,500	0.79	8.19	-